Long-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Aggregate carrying value of all equity investments	$ 63,305,000	$ 30,152,000
Impairment losses	2,605,000	230,000	$ 0
Upward adjustment	18,013,000	0	0
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Aggregate carrying value of all equity investments	63,305,000	30,152,000
Impairment losses	2,605,000	230,000	0
Cumulative impairment loss	2,835,000
Upward adjustment	$ 18,013,000	$ 0	$ 0